Net Loss per Share - Summary of Basic and Diluted Net Loss per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to I-Mab	¥ (1,451,950)	$ (208,560)	¥ (402,833)	¥ (298,240)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	(5,283)	(759)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	(27,768)	(3,989)
Net loss attributable to ordinary shareholders	¥ (1,485,001)	$ (213,308)	¥ (402,833)	¥ (298,240)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	7,381,230	7,381,230	6,529,092	5,742,669
Net loss per share - basic and diluted | (per share)	¥ (201.19)	$ (28.90)	¥ (61.70)	¥ (51.93)